REVENUE AND ACCOUNTS RECEIVABLE - Summary of Patient and Resident Service Revenue by Primary Payors - 10-K (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 981,398	$ 760,424	$ 1,915,696	$ 1,468,250	$ 3,110,114	$ 2,399,155	$ 1,135,909
Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 981,398	$ 760,424	$ 1,915,696	$ 1,468,250	$ 3,110,114	$ 2,399,155	$ 1,135,909
% of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Medicare | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 368,044	$ 316,877	$ 701,387	$ 657,287	$ 1,200,801	$ 1,142,863	$ 496,311
% of Revenue	37.50%	41.70%	36.60%	44.80%	38.60%	47.60%	43.70%
Medicaid | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 373,818	$ 268,867	$ 736,170	$ 483,026	$ 1,168,455	$ 723,896	$ 399,141
% of Revenue	38.10%	35.40%	38.40%	32.90%	37.60%	30.20%	35.10%
Managed care | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 191,273	$ 138,440	$ 375,553	$ 261,877	$ 586,850	$ 416,089	$ 159,541
% of Revenue	19.50%	18.20%	19.60%	17.80%	18.90%	17.30%	14.00%
Private and other | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total patient and resident service revenue	$ 48,263	$ 36,240	$ 102,586	$ 66,060	$ 154,008	$ 116,307	$ 80,916
% of Revenue	4.90%	4.70%	5.40%	4.50%	4.90%	4.90%	7.20%